Summary of Significant Accounting Policies - Schedule of Depreciation and Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2017
Bottom of range [member] | Processing servers and engineering equipment [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	P3Y
Bottom of range [member] | Computers and office equipment [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	P3Y
Bottom of range [member] | Other equipment [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	P2Y
Top of range [member] | Processing servers and engineering equipment [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	P10Y
Top of range [member] | Computers and office equipment [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	P5Y
Top of range [member] | Other equipment [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	P20Y